Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	RUHNN HOLDING LIMITED
Entity Central Index Key	0001753268
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38852
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11F, Building 2
Entity Address, Address Line Two	Lvgu Chuangzhi Development Center
Entity Address, Address Line Three	788 Hong Pu Road
Entity Address, City or Town	Jianggan District, Hangzhou
Entity Address, Postal Zip Code	310016
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
American depositary shares
Document and Entity Information
Trading Symbol	RUHN
Entity Common Stock Shares Outstanding	5
Security12b Title	American Depositary Shares, each representing five Class A ordinary shares
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Entity Common Stock Shares Outstanding	246,122,394
Security12b Title	Class A ordinary shares, par value US$0.000000001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock Shares Outstanding	174,834,250
Business contact
Document and Entity Information
Entity Address, Address Line One	11F, Building 2
Entity Address, Address Line Two	Lvgu Chuangzhi Development Center
Entity Address, Address Line Three	788 Hong Pu Road
Entity Address, City or Town	Jianggan District, Hangzhou
Entity Address, Postal Zip Code	310016
Entity Address, Country	CN
Contact Personnel Name	Jacky Jinbo Wang, Chief Financial Officer
City Area Code	86
Local Phone Number	571-2888-9393
Contact Personnel Email Address	jacky@ruhnn.com